Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone:  347-401-4432

March 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Annuity Fund I

File No. 811-01930

Ladies and Gentlemen:

The Annual Report dated December 31, 2024, of the underlying funds (the “Periodic Report”) is incorporated herein by reference as the report transmitted to contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company